SHARE CAPITAL - Disclosure of Share-based payments reserve related to warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	$ 7,639,768	$ 6,399,479	$ 3,415,790
Share-based-payments	1,097,850	1,742,511	1,863,085
Balance at the end of year	8,084,304	7,639,768	6,399,479
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	724,874	724,874
Share-based-payments	44,630	0
Balance at the end of year	$ 769,504	$ 724,874	$ 724,874